BORROWINGS	12 Months Ended
Dec. 31, 2022
BORROWINGS
BORROWINGS

11.    BORROWINGS

	As of December 31,
	2021	2022

	(HK$ in thousands)

Borrowings from banks (1)	6,357,405	2,480,532

The Group obtained borrowings mainly to support its margin financing business. Those borrowings bear weighted average interest rates of 1.15% and 3.86% as of December 31, 2021 and 2022, respectively.

(1)

The Group has unused borrowing facilities of HK$14,695,095 thousand and HK$19,989,078 thousand from banks as of December 31, 2021 and 2022, respectively, which are uncommitted. These bank borrowings were mainly pledged by margin clients’ shares as the primary source of credit risk mitigation of the lenders, and bore floating interest rates based on various benchmarks including Hong Kong Prime Rate, Hong Kong Interbank Offered Rate (“HIBOR”), CNH HIBOR, etc.